Income Taxes - Current and Deferred (Details) - USD ($) $ in Thousands	7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Oct. 22, 2020	Dec. 31, 2021	Dec. 31, 2019
Federal:
Deferred	$ (2,047)	$ 0	$ 797	$ 0
Total Federal	(2,047)	0	797	0
State:
Current	4	11	42	11
Deferred	(590)	(8)	245	(2)
Total State	(586)	3	287	9
Income tax expense (benefit)	$ (2,633)	$ 3	$ 1,084	$ 9